Intangible Assets - Land Use Rights, Net: Installments Table Text Block (Details) (USD $)	Mar. 31, 2014
First Installment | November 30, 2012
Installments	$ 3,245,067
Second Installment | December 31, 2012
Installments	3,245,067
Third Installment | June 30, 2013
Installments	6,490,135
Fourth Installment | December 31, 2013
Installments	6,490,135
Total Installments
Installments	$ 19,470,404